Related Party Transactions - Transactions with Significant Shareholders, their Affiliates and Other Related Parties (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Sales & other services	$ 2
Other purchases	$ 18	$ 15	$ 12
Accounts receivable		2	3
Accounts payable		$ 52	$ 51